Net Loss Per Share - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Deemed dividends	$ 0	$ 305,000	$ 0	$ 2,724,000	$ 2,724,000	$ 1,941,000